Derivative financial instruments - Movement in reserves related to hedge accounting (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in cash flow hedge reserve
Cash flow hedges marked to market	[1]	$ (825)	$ (430)	$ 78
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	[1]	1,502	255	(37)
Cash flow hedges (including reclassifications), pre-tax		677	(175)	41
Movement in costs of hedging reserve
Costs of hedging marked to market	[1]	61	(105)	42
Costs of hedging reclassified to the income statement	[1]	25	21	22
Costs of hedging (including reclassifications), Pre-tax		86	(84)	64
Movement in cash flow hedge and costs of hedging reserves
Total reserve, period start		(972)	(704)
Cash flow hedges marked to market		(829)	(429)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	[1]	1,502	255	(37)
Costs of hedging marked to market	[1]	61	(105)	42
Costs of hedging reclassified to the income statement	[1]	25	21	22
Cash flow hedges and cost of hedges (including reclassifications), pre-tax		759	(258)
Cash flow hedges transferred to the balance sheet	[2]	(1)	10	(6)
Total reserve, period start		(212)	(972)	(704)
Highly probable forecast capital expenditure | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		3	12
Cash flow hedges marked to market		(4)	1
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges (including reclassifications), pre-tax		(4)	1
Reserve of cash flow hedges, period end		0	3	12
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges transferred to the balance sheet		(1)	10
Highly probable forecast sales | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		(134)	41
Cash flow hedges marked to market		(825)	(430)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		851	255
Cash flow hedges (including reclassifications), pre-tax		26	(175)
Reserve of cash flow hedges, period end		(108)	(134)	41
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		851	255
Cash flow hedges transferred to the balance sheet		0	0
Purchase of equity | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		(651)	(651)
Cash flow hedges marked to market		0	0
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		651	0
Cash flow hedges (including reclassifications), pre-tax		651	0
Reserve of cash flow hedges, period end		0	(651)	(651)
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		651	0
Cash flow hedges transferred to the balance sheet		0	0
Interest rate and foreign currency risk on finance debt | Fair value hedges
Movement in costs of hedging reserve
Cost of hedging reserve, period start		(190)	(106)
Costs of hedging marked to market		61	(105)
Costs of hedging reclassified to the income statement		25	21
Costs of hedging (including reclassifications), Pre-tax		86	(84)
Cost of hedging reserve, period end		(104)	(190)	$ (106)
Movement in cash flow hedge and costs of hedging reserves
Costs of hedging marked to market		61	(105)
Costs of hedging reclassified to the income statement		$ 25	$ 21

[1]	See Note 32 for further information.
[2]	See Note 31 for further information.